VARIABLE INTEREST ENTITIES (Details) $ in Millions	Mar. 31, 2026 USD ($) SUBSIDIARY	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 05, 2024 USD ($)	Feb. 02, 2023	Jun. 30, 2013 USD ($)
Business Combination [Line Items]
Face amount of loan				$ 700
Environmental control bonds outstanding	$ 139	$ 156	$ 188
Restricted cash	$ 28	$ 42	43
Number Of SubsidiariesThat Issued Environmental Control Bonds | SUBSIDIARY	2
FET
Business Combination [Line Items]
Noncontrolling interest ownership percentage	49.90%	49.90%
FET | Brookfield [Member]
Business Combination [Line Items]
Consolidation, Less Than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Sale Of Interest By Parent, Percent					30.00%
MP, PE and the Ohio Companies
Business Combination [Line Items]
Restricted cash	$ 27	$ 40	40
FE | FET
Business Combination [Line Items]
Minority interest ownership percentage sold percentage					0.30
Ownership percentage by parent	50.10%	50.10%
Phase In Recovery Bonds
Business Combination [Line Items]
Long-term debt and other long-term obligations	$ 150	$ 159	$ 175
Phase In Recovery Bonds | Ohio Funding Companies
Business Combination [Line Items]
Face amount of loan						$ 445